UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09597

LORD ABBETT LARGE-CAP GROWTH FUND
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ			07302
(Address of principal executive offices)			(Zip code)

Christina T. Simmons, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	7/31

Date of reporting period:	7/31/07

Item 1:	Report to Shareholders.

2007

LORD ABBETT
ANNUAL REPORT

Lord Abbett Large Cap Growth Fund

For the fiscal year ended July 31, 2007

Lord Abbett Large Cap Growth Fund

Annual Report

For the fiscal year ended July 31, 2007

Dear Shareholders: We are pleased to provide you with this overview of the Lord Abbett Large Cap Growth Fund's performance for the fiscal year ended July 31, 2007. On this and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Fund, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries of the Fund's portfolio managers.

General information about Lord Abbett mutual funds, as well as in-depth discussion of market trends and investment strategies, is also provided in Lord Abbett Insights, a newsletter accompanying your quarterly account statements. We also encourage you to call Lord Abbett at 888-522-2388 and speak to one of our professionals if you would like more information.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Q: What were the overall market conditions during the fiscal year ended July 31, 2007?

A: Despite an economic backdrop besieged by a confluence of mixed fundamentals, which included solid earnings growth, relatively stable bond yields, moderating inflation, dollar weakness, and a housing market in decline, equities, as measured by the S&P Composite 1500® Index,1 returned a robust 16.1% in the fiscal year ended July 31, 2007. The market rallied in the final five calendar months of 2006. That momentum was carried into 2007, before a brief, but sharp, correction in late February eroded about three month's worth of gains. The market quickly found its footing in mid March and both the Dow Jones Industrial Average2 and S&P 500® Index3 established new highs by early summer, with the latter finally cresting (albeit for only a brief period) its prior high established seven years ago. With several large hedge funds forced to close when their leverage bets on subprime loans went sour, the equity markets sold off and erased about 3.3% worth of gains in July, as measured by the S&P Composite 1500 Index.

Though the equity market became notably more volatile as the fiscal year progressed, investors who stayed the course were rewarded with double-digit returns for the fiscal year as a whole. As the risk of owning equities increased, as evidenced by the spike in volatility, investors gravitated toward shares of large cap companies. As a result, large cap companies, as represented by the S&P 100® Index,4 gained a total return of 17.3% in the year, outperforming the 14.1% total return produced by small cap companies, as represented by the S&P SmallCap 600® Index.5 Most of the large cap outperformance came during the month of July, when shares of small cap companies fell twice as much as did large caps.

Broadly speaking, the growth style of investing outperformed the value style of investing. The top-performing investment style, among the six popular styles of investing, was mid cap growth, with a total return in excess of 18%, as measured by the S&P MidCap 400/Citigroup Growth Index6 for the one-year period ended July 31, 2007.

Q: How did the Fund perform during the fiscal year ended July 31, 2007?

A: The Fund returned 18.0%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared with its benchmark, the Russell 1000® Growth Index,7 which returned 19.5% over the same period.

Q: What were the most significant factors affecting performance?

A: The largest detractor from the Fund's performance relative to its benchmark was the technology sector, followed by the other energy sector and the consumer staples sector. (The other energy sector includes oil service companies, as well as smaller exploration and production companies, and independent refiners.)

Among the individual holdings that detracted from performance were consumer discretionary holdings Circuit City Stores, Inc. (the Fund's number-one detractor), a specialty retailer of brand name consumer electronics, personal computers, entertainment software, and other products, and Monster Worldwide Inc., a marketing services, communications, and technology company that provides individually tailored advertising services; other energy holding Baker Hughes Inc., a supplier of reservoir-centered products, services, and systems to the oil and gas industry; healthcare holding Zimmer Holdings, Inc., a designer of orthopedic reconstructive implants and fracture management products; and financial services holding Interactive Brokers Group, Inc., an automated global electronic market maker and broker.

The greatest contributor to the Fund's performance relative to its benchmark for the one-year period was the consumer discretionary sector, followed by the financial services sector (owing to an underweight position) and the healthcare sector.

Among individual holdings that contributed to performance were three technology holdings: Cicso Systems, Inc. (the Fund's number-one contributor), a supplier of data networking products for the Internet, Apple Inc., a designer of personal computers and related personal computing and communicating solutions, and Research In Motion Limited, a manufacturer of wireless solutions for the mobile communications market; consumer discretionary holding GameStop Corp., an operator of specialty electronic game and PC entertainment software stores; and producer durables holding The Boeing Co., a developer of commercial jet aircraft and related support services.

The Fund's portfolio is actively managed and, therefore, its holdings and weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

A prospectus contains important information about a fund, including its investment objectives, risks, charges, and ongoing expenses, which an investor should carefully consider before investing. To obtain a prospectus on any Lord Abbett mutual fund, please contact your investment professional or Lord Abbett Distributor LLC at 888-522-2388 or visit our Website at www.lordabbett.com. Read the prospectus carefully before investing.

1  The S&P Composite 1500® Index combines the S&P 500®, S&P MidCap 400®, and S&P SmallCap 600® to create a broad market portfolio representing approximately 85% of U.S. equities.

2  The Dow Jones Industrial Average (DJIA) is an unmanaged index of common stocks comprised of major industrial companies and assumes the reinvestment of dividends and capital gains.

3  The S&P 500® Index is widely regarded as the standard for measuring large-cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

4  The S&P 100® Index measures large company U.S. stock market performance. This market capitalization-weighted index is made up of 100 major, blue-chip stocks across diverse industry groups.

5  The S&P SmallCap 600® Index is a widely accepted benchmark due to its low turnover and greater liquidity.

6  The S&P MidCap 400/Citigroup Growth Index measures the performance of growth-oriented, mid-size capitalization U.S. companies. The S&P MidCap 400/Citigroup Growth Index contains those securities in the S&P MidCap 400 Index with higher price-to-book ratios.

7  The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling Lord Abbett at 888-522-2388 or referring to our Website at www.lordabbett.com.

Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Fund's prospectus.

During certain periods shown, expense reimbursements were in place. Without such expense reimbursements, the Fund's returns would have been lower.

The views of the Fund's management and the portfolio holdings described in this report are as of July 31, 2007; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks, including possible loss of principal amount invested.

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Russell 1000® Growth Index (the "Index"), assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been reimbursed by Lord Abbett; without such reimbursement of expenses, the Fund's returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Return at Maximum Applicable Sales Charge for the Periods Ended July 31, 2007

	1 Year	5 Years	Life of Class
Class A3	11.15%	6.97%	-8.15%
Class B4	13.28%	7.46%	-8.01%
Class C5	17.08%	7.57%	-8.04%
Class P6	17.81%	8.36%	-7.35%
Class Y7	18.31%	8.48%	-7.37%

1  Reflects the deduction of the maximum initial sales charge of 5.75%.

2  Performance of the unmanaged index does not reflect transaction costs, management fees or sales charges. The performance of the index is not necessarily representative of the Fund's performance.

3  The Class A shares were first offered to the public on December 30, 1999. Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended July 31, 2007, is calculated using the SEC-required uniform method to compute such return.

4  Class B shares were first offered on December 30, 1999. Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and 0% for the life of the class.

5  Class C shares were first offered on December 30, 1999. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6  Class P shares were first offered on December 30, 1999. Performance is at net asset value.

7  Class Y shares were first offered on December 30, 1999. Performance is at net asset value.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2007 through July 31, 2007).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 2/1/07 – 7/31/07" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	2/1/07	7/31/07	2/1/07 - 7/31/07
Class A
Actual	$1,000.00	$1,034.60	$7.57
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.36	$7.50
Class B
Actual	$1,000.00	$1,032.60	$10.84
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.13	$10.74
Class C
Actual	$1,000.00	$1,032.70	$10.84
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.13	$10.74
Class P
Actual	$1,000.00	$1,036.10	$8.08
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.91	$8.00
Class Y
Actual	$1,000.00	$1,036.20	$5.81
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.09	$5.76

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.50% for Class A, 2.15% for Classes B and C, 1.60% for Class P and 1.15% for Class Y) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

July 31, 2007

Sector*	%**
Consumer Discretionary	17.04%
Consumer Staples	8.41%
Financial Services	3.21%
Healthcare	18.83%
Materials & Processing	4.53%
Other	1.82%
Other Energy	6.42%
Producer Durables	7.44%
Technology	28.59%
Utilities	3.56%
Short-Term Investment	0.15%
Total	100.00%

  *  A sector may comprise several industries.
  **  Represents percent of total investments.

Schedule of Investments

July 31, 2007

Investments	Shares	Value (000)
LONG-TERM INVESTMENTS 99.87%
COMMON STOCKS 98.55%
Aerospace 5.37%
Boeing Co. (The)	83,000	$8,585
United Technologies Corp.	69,419	5,066
Total		13,651
Agriculture, Fishing & Ranching 2.38%
Monsanto Co.	94,000	6,058
Banks 0.95%
State Street Corp.	36,000	2,413
Beverage: Brewers 1.96%
Anheuser-Busch Cos., Inc.	102,000	4,975
Beverage: Soft Drinks 2.67%
PepsiCo, Inc.	103,600	6,798
Biotechnology Research & Production 5.98%
Baxter International, Inc.	121,000	6,365
Celgene Corp.*	146,022	8,843
Total		15,208
Communications Technology 12.19%
Ciena Corp.*	83,000	3,032
Cisco Systems, Inc.*	328,000	9,482
Corning, Inc.*	304,000	7,247
Juniper Networks, Inc.*	103,000	3,086
QUALCOMM Inc.	74,862	3,118
Research In Motion Ltd. (Canada)*(a)	23,492	5,027
Total		30,992
Computer Services, Software & Systems 3.40%
Adobe Systems, Inc.*	91,000	3,666
Akamai Technologies, Inc.*	75,000	2,547
Infosys Technologies Ltd. ADR	49,000	2,431
Total		8,644

Investments	Shares	Value (000)
Computer Technology 8.15%
Apple, Inc.*	52,000	$6,852
EMC Corp.*	291,000	5,387
Hewlett-Packard Co.	78,000	3,590
NVIDIA Corp.*	107,000	4,896
Total		20,725
Consumer Electronics 2.91%
Google, Inc. Class A*	14,500	7,395
Copper 1.00%
Freeport-McMoRan Copper & Gold, Inc.	27,000	2,537
Diversified Production 1.06%
Danaher Corp.	36,000	2,688
Drugs & Pharmaceuticals 6.29%
Allergan, Inc.	46,000	2,674
Gilead Sciences, Inc.*	116,000	4,319
Shire plc ADR	122,000	9,002
Total		15,995
Electrical Equipment & Components 1.01%
Emerson Electric Co.	54,712	2,575
Electronics: Semi-Conductors/ Components 4.85%
Analog Devices, Inc.	81,000	2,871
MEMC Electronic Materials, Inc.*	114,000	6,990
Texas Instruments, Inc.	70,000	2,463
Total		12,324
Hotel/Motel 2.01%
Starwood Hotels & Resorts Worldwide, Inc.	81,000	5,100
Investment Management Companies 1.56%
Blackstone Group LP (The)*	20,000	480
T. Rowe Price Group, Inc.	67,000	3,493
Total		3,973

See Notes to Financial Statements.

Schedule of Investments (continued)

July 31, 2007

Investments	Shares	Value (000)
Jewelry Watches & Gemstones 1.94%
Tiffany & Co.	102,000	$4,922
Machinery: Oil Well Equipment & Services 2.78%
FMC Technologies, Inc.*	28,000	2,563
National-Oilwell, Inc.*	6,000	721
Schlumberger Ltd. (Netherlands)(a)	40,000	3,789
Total		7,073
Medical & Dental Instruments & Supplies 6.56%
St. Jude Medical, Inc.*	180,000	7,765
Stryker Corp.	69,000	4,308
Zimmer Holdings, Inc.*	59,000	4,588
Total		16,661
Metals & Minerals Miscellaneous 1.15%
BHP Billiton Ltd. ADR	23,000	1,467
Rio Tinto plc ADR	5,000	1,446
Total		2,913
Multi-Sector Companies 1.82%
General Electric Co.	24,228	939
Honeywell International, Inc.	64,026	3,682
Total		4,621
Offshore Drilling 1.93%
GlobalSantaFe Corp. (Cayman Islands)(a)	19,000	1,362
Transocean, Inc.*	33,000	3,546
Total		4,908
Oil: Crude Producers 1.71%
Devon Energy Corp.	16,000	1,194
XTO Energy, Inc.	58,000	3,163
Total		4,357
Radio & TV Broadcasters 1.13%
News Corp. Class A	136,000	2,872

Investments	Shares	Value (000)
Retail 4.20%
GameStop Corp.*	112,000	$4,519
Target Corp.	101,500	6,148
Total		10,667
Securities Brokerage & Services 0.70%
Franklin Resources, Inc.	14,000	1,783
Services: Commercial 2.06%
Accenture Ltd. Class A (Bermuda)(a)	124,000	5,224
Shoes 1.58%
NIKE, Inc. Class B	71,000	4,008
Soaps & Household Chemicals 2.46%
Colgate-Palmolive Co.	94,647	6,247
Textiles Apparel Manufacturers 1.23%
Coach, Inc.*	69,000	3,137
Utilities: Cable TV & Radio 1.28%
Comcast Corp. Special Class A*	123,500	3,244
Utilities: Telecommunications 2.28%
NII Holdings, Inc.*	69,000	5,797
Total Common Stocks (cost $232,077,535)		250,485
		U.S. $ Value (000)
FOREIGN COMMON STOCK 1.32%
United Kingdom
Tesco plc(b) (cost $3,194,895)	409,000	$3,359
Total Long-Term Investments (cost $235,272,430)		253,844

See Notes to Financial Statements.

Schedule of Investments (concluded)

July 31, 2007

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 0.15%
Repurchase Agreement
Repurchase Agreement dated 7/31/2007, 4.67% due 8/1/2007 with State Street Bank & Trust Co. collateralized by $390,000 of Federal Home Loan Bank at 5.50% due 6/11/2009; value: $392,925; proceeds: $380,691 (cost $380,641)	$381	$381
Total Investments in Securities 100.02% (cost $235,653,071)		254,225
Liabilities in Excess of Cash and Other Assets (0.02%)		(45)
Net Assets 100.00%		$254,180

ADR  American Depositary Receipt.

  *  Non-income producing security.

  (a)  Foreign security traded in U.S. dollars.

  (b)  Investment in non-U.S. dollar denominated security.

Industry classifications have not been audited by Deloitte & Touche LLP.

See Notes to Financial Statements.

Statement of Assets and Liabilities

July 31, 2007

ASSETS:
Investments in securities, at value (cost $235,653,071)	$254,225,208
Cash	41,309
Receivables:
Investment securities sold	1,597,899
Capital shares sold	325,497
Interest and dividends	51,269
From advisor (See Note 3)	21,451
Prepaid expenses and other assets	133,742
Total assets	256,396,375
LIABILITIES:
Payables:
Investment securities purchased	1,551,534
Management fee	168,726
12b-1 distribution fees	137,503
Capital shares reacquired	101,647
Trustees' fees	19,550
Fund administration	13,728
To affiliates (See Note 3)	1,065
Accrued expenses and other liabilities	222,747
Total liabilities	2,216,500
NET ASSETS	$254,179,875
COMPOSITION OF NET ASSETS:
Paid-in capital	$278,321,785
Accumulated net investment loss	(39,937)
Accumulated net realized loss on investments and foreign currency related transactions	(42,674,110)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	18,572,137
Net Assets	$254,179,875
Net assets by class:
Class A Shares	$120,513,293
Class B Shares	$34,012,025
Class C Shares	$45,041,228
Class P Shares	$10,683
Class Y Shares	$54,602,646
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	20,151,711
Class B Shares	5,971,023
Class C Shares	7,914,981
Class P Shares	1,776
Class Y Shares	9,082,903
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$5.98
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$6.34
Class B Shares-Net asset value	$5.70
Class C Shares-Net asset value	$5.69
Class P Shares-Net asset value	$6.02
Class Y Shares-Net asset value	$6.01

See Notes to Financial Statements.

Statement of Operations

For the Year Ended July 31, 2007

Investment income:
Dividends (net of foreign withholding taxes of $16,096)	$1,790,738
Interest	285,039
Total investment income	2,075,777
Expenses:
Management fee	1,783,335
12b-1 distribution plan-Class A	419,747
12b-1 distribution plan-Class B	336,792
12b-1 distribution plan-Class C	403,389
12b-1 distribution plan-Class P	51
Shareholder servicing	732,070
Subsidy (See Note 3)	131,944
Fund administration	95,111
Registration	88,524
Reports to shareholders	66,755
Professional	52,789
Custody	19,567
Trustees' fees	6,491
Other	8,718
Gross expenses	4,145,283
Expense reductions (See Note 7)	(6,364)
Expenses assumed by advisor (See Note 3)	(244,494)
Net expenses	3,894,425
Net investment loss	(1,818,648)
Net realized and unrealized gain:
Net realized gain on investments and foreign currency related transactions	18,357,155
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	20,389,342
Net realized and unrealized gain	38,746,497
Net Increase in Net Assets Resulting From Operations	$36,927,849

See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Year Ended July 31, 2007	For the Year Ended July 31, 2006
Operations:
Net investment loss	$(1,818,648)	$(1,428,639)
Net realized gain on investments and foreign currency related transactions	18,357,155	9,665,747
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	20,389,342	(17,094,912)
Net increase (decrease) in net assets resulting from operations	36,927,849	(8,857,804)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	77,297,471	113,927,969
Cost of shares reacquired	(61,134,783)	(43,330,471)
Net increase in net assets resulting from capital share transactions	16,162,688	70,597,498
Net increase in net assets	53,090,537	61,739,694
NET ASSETS:
Beginning of year	$201,089,338	$139,349,644
End of year	$254,179,875	$201,089,338
Accumulated net investment loss	$(39,937)	$(20,584)

See Notes to Financial Statements.

Financial Highlights

	Class A Shares
	Year Ended 7/31
	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of year	$5.07	$5.19	$4.62	$4.41	$4.02
Investment operations:
Net investment loss(a)	(.04)	(.03)	(.01)	(.05)	(.04)
Net realized and unrealized gain (loss)	.95	(.09)	.58	.26	.43
Total from investment operations	.91	(.12)	.57	.21	.39
Net asset value, end of year	$5.98	$5.07	$5.19	$4.62	$4.41
Total Return(b)	17.95%	(2.31)%	12.34%	4.76%	9.70%
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	1.50%	1.49%	1.65%	1.90%	2.06%
Expenses, excluding expense reductions and including expenses assumed	1.50%	1.49%	1.65%	1.90%	2.06%
Expenses, excluding expense reductions and expenses assumed	1.61%	1.68%	1.85%	1.90%	2.06%
Net investment loss	(.62)%	(.61)%	(.25)%	(.98)%	(1.06)%
Supplemental Data:
Net assets, end of year (000)	$120,513	$110,300	$88,882	$79,114	$65,178
Portfolio turnover rate	158.74%	188.26%	103.08%	28.15%	47.02%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class B Shares
	Year Ended 7/31
	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of year	$4.86	$5.01	$4.48	$4.31	$3.95
Investment operations:
Net investment loss(a)	(.07)	(.07)	(.04)	(.07)	(.07)
Net realized and unrealized gain (loss)	.91	(.08)	.57	.24	.43
Total from investment operations	.84	(.15)	.53	.17	.36
Net asset value, end of year	$5.70	$4.86	$5.01	$4.48	$4.31
Total Return(b)	17.28%	(2.99)%	11.83%	3.94%	9.11%
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	2.15%	2.14%	2.29%	2.52%	2.67%
Expenses, excluding expense reductions and including expenses assumed	2.15%	2.14%	2.29%	2.52%	2.67%
Expenses, excluding expense reductions and expenses assumed	2.26%	2.33%	2.49%	2.52%	2.67%
Net investment loss	(1.27)%	(1.26)%	(.90)%	(1.60)%	(1.67)%
Supplemental Data:
Net assets, end of year (000)	$34,012	$30,200	$25,924	$20,731	$15,452
Portfolio turnover rate	158.74%	188.26%	103.08%	28.15%	47.02%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class C Shares
	Year Ended 7/31
	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of year	$4.86	$5.00	$4.48	$4.31	$3.95
Investment operations:
Net investment loss(a)	(.07)	(.07)	(.04)	(.08)	(.07)
Net realized and unrealized gain (loss)	.90	(.07)	.56	.25	.43
Total from investment operations	.83	(.14)	.52	.17	.36
Net asset value, end of year	$5.69	$4.86	$5.00	$4.48	$4.31
Total Return(b)	17.08%	(2.80)%	11.61%	3.94%	9.11%
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	2.15%	2.14%	2.29%	2.52%	2.67%
Expenses, excluding expense reductions and including expenses assumed	2.15%	2.14%	2.29%	2.52%	2.67%
Expenses, excluding expense reductions and expenses assumed	2.26%	2.33%	2.49%	2.52%	2.67%
Net investment loss	(1.28)%	(1.26)%	(.90)%	(1.60)%	(1.67)%
Supplemental Data:
Net assets, end of year (000)	$45,041	$33,206	$22,867	$16,648	$10,550
Portfolio turnover rate	158.74%	188.26%	103.08%	28.15%	47.02%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class P Shares
	Year Ended 7/31
	2007	2006	2005	2004		2003
Per Share Operating Performance
Net asset value, beginning of year	$5.11	$5.23	$4.65	$4.43		$4.03
Investment operations:
Net investment loss(a)	(.04)	(.03)	(.01)	(.04)		(.03)
Net realized and unrealized gain (loss)	.95	(.09)	.59	.26		.43
Total from investment operations	.91	(.12)	.58	.22		.40
Net asset value, end of year	$6.02	$5.11	$5.23	$4.65		$4.43
Total Return(b)	17.81%	(2.29)%	12.47%	4.97%		9.93%
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	1.60%	1.57%	1.53%	1.97	%†	2.12	%†
Expenses, excluding expense reductions and including expenses assumed	1.60%	1.57%	1.53%	1.97	%†	2.12	%†
Expenses, excluding expense reductions and expenses assumed	1.70%	1.70%	1.64%	1.97	%†	2.12	%†
Net investment loss	(.72)%	(.60)%	(.17)%	(1.05	)%†	(1.12	)%†
Supplemental Data:
Net assets, end of year (000)	$11	$12	$1	$1		$1
Portfolio turnover rate	158.74%	188.26%	103.08%	28.15%		47.02%

†  The ratios have been determined on a Fund basis.

(a)  Calculated using average shares outstanding during the period.

(b)  Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (concluded)

	Class Y Shares
	Year Ended 7/31
	2007	2006	2005	2004		2003
Per Share Operating Performance
Net asset value, beginning of year	$5.08	$5.18	$4.59	$4.35		$4.00
Investment operations:
Net investment income (loss)(a)	(.02)	(.01)	.01	(.01)		(.07)
Net realized and unrealized gain (loss)	.95	(.09)	.58	.25		.42
Total from investment operations	.93	(.10)	.59	.24		.35
Net asset value, end of year	$6.01	$5.08	$5.18	$4.59		$4.35
Total Return(b)	18.31%	(1.93)%	12.85%	5.52%		8.75%
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	1.15%	1.14%	1.26%	1.52	%†	1.67	%†
Expenses, excluding expense reductions and including expenses assumed	1.15%	1.14%	1.26%	1.52	%†	1.67	%†
Expenses, excluding expense reductions and expenses assumed	1.25%	1.30%	1.52%	1.52	%†	1.67	%†
Net investment income (loss)	(.29)%	(.19)%	.23%	(.60	)%†	(.67	)%†
Supplemental Data:
Net assets, end of year (000)	$54,603	$27,371	$1,676	$1		$-	(c)
Portfolio turnover rate	158.74%	188.26%	103.08%	28.15%		47.02%

†  The ratios have been determined on a Fund basis.

(a)  Calculated using average shares outstanding during the period.

(b)  Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c)  Amount represents less than $1,000.

See Notes to Financial Statements.

Notes to Financial Statements

1.  ORGANIZATION

Lord Abbett Large-Cap Growth Fund (the "Fund") is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund was organized as a Delaware Statutory Trust on September 29, 1999. The Fund commenced operations on December 15, 1999, and the Securities and Exchange Commission declared the Fund effective and each class of shares became available to the public on December 30, 1999.

The Fund's investment objective is to seek long-term capital growth. The Fund offers five classes of shares: Classes A, B, C, P and Y, each with different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Class B, C, P and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 12 months following certain purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided

Notes to Financial Statements (continued)

for in accordance with the Fund's understanding of the applicable country's tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)  Federal Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e)  Expenses–Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, and P shares bear their class specific share of all expenses and fees relating to the Fund's 12b-1 Distribution Plan.

(f)  Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund's records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates. The resultant exchange gains and losses are included in Net realized gain on investments and foreign currency related transactions on the Fund's Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)  Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

3.  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on average daily net assets at the following annual rates:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

For the year ended July 31, 2007, the effective management fee paid to Lord Abbett was at an annualized rate of .75% of the Fund's average daily net assets.

Notes to Financial Statements (continued)

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

For the period from August 1, 2006 through November 30, 2007, Lord Abbett contractually agreed to reimburse the Fund to the extent necessary so that each class' total annual operating expenses do not exceed the following annual rates:

Class	% of Average Daily Net Assets
A	1.50%
B	2.15%
C	2.15%
P	1.60%
Y	1.15%

The Fund, along with certain other funds managed by Lord Abbett (the "Underlying Funds"), has entered into a Servicing Arrangement with Lord Abbett Diversified Equity Strategy Fund and Lord Abbett World Growth & Income Strategy Fund of Lord Abbett Investment Trust (each a "Fund of Funds"), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of the Fund of Funds in proportion to the average daily value of Underlying Fund shares owned by the Fund of Funds. Effective September 14, 2007, Lord Abbett World Growth & Income Strategy Fund has been renamed the Lord Abbett Growth & Income Strategy Fund. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on the Fund's Statement of Operations and Payable to affiliates on the Fund's Statement of Assets and Liabilities.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B, C and P shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fee*	Class A	Class B	Class C	Class P
Service	.25%	.25%	.25%	.20%
Distribution	.10%	.75%	.75%	.25%

* The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating NASD sales charge limitations.

Class Y does not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the year ended July 31, 2007:

Distributor Commissions	Dealers' Concessions
$77,023	$415,458

Distributor received CDSCs of $13,037 and $4,089 for Class A and Class C shares, respectively, for the year ended July 31, 2007.

Two Trustees and certain of the Fund's officers have an interest in Lord Abbett.

Notes to Financial Statements (continued)

4.  DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

As of July 31, 2007, the components of accumulated earnings (losses) on a tax-basis are as follows:

Capital loss carryforwards*	$(41,875,386)
Temporary differences	(39,937)
Unrealized gains - net	17,773,413
Total accumulated losses - net	$(24,141,910)

* As of July 31, 2007, the capital loss carryforwards along with the related expiration dates are as follows:

2011	2012	Total
$38,378,944	$3,496,442	$41,875,386

Certain losses incurred after October 31 ("Post-October Losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net ordinary losses of $20,387 during fiscal 2007.

As of July 31, 2007, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost	$236,451,795
Gross unrealized gain	22,086,063
Gross unrealized loss	(4,312,650)
Net unrealized security gain	$17,773,413

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

Permanent items identified during the year ended July 31, 2007, have been reclassified among the components of net assets based on their tax basis treatment as follows:

Accumulated Net Investment Loss	Accumulated Net Realized Loss	Paid-in Capital
$1,799,295	$15,969	$(1,815,264)

The permanent differences are primarily attributable to the tax treatment of net investment losses.

Notes to Financial Statements (continued)

5.  PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the year ended July 31, 2007 are as follows:

Purchases	Sales
$395,753,973	$366,028,140

There were no purchases or sales of U.S. Government securities for the year ended July 31, 2007.

6.  TRUSTEES' REMUNERATION

The Fund's officers and the two Trustees who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Outside Trustees' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Trustees' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Trustees' fees on the Statement of Operations and in Trustees' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7.  EXPENSE REDUCTIONS

The Fund has entered into arrangements with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8.  LINE OF CREDIT

The Fund, along with certain other funds managed by Lord Abbett, has available a $250,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is at an annual rate of .08%. As of July 31, 2007, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the year ended July 31, 2007.

9.  CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Fund's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's NAV.

10.  INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing as well as the particular risks associated with growth stocks. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing

Notes to Financial Statements (continued)

prospects of individual companies in which the Fund invests. Different types of stocks shift in and out of favor depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. In addition, if the Fund's assessment of a company's potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect the Fund's performance.

11.  SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest are as follows:

	Year Ended July 31, 2007		Year Ended July 31, 2006
Class A Shares*	Shares	Amount	Shares	Amount
Shares sold	4,958,829	$28,249,001	9,940,194	$54,438,676
Converted from Class B**	77,682	453,191	122,910	663,074
Shares reacquired	(6,631,114)	(37,747,165)	(5,447,703)	(29,445,581)
Increase (decrease)	(1,594,603)	$(9,044,973)	4,615,401	$25,656,169
Class B Shares*
Shares sold	1,254,520	$6,796,985	2,354,195	$12,381,974
Shares reacquired	(1,413,509)	(7,732,919)	(1,192,610)	(6,183,984)
Converted to Class A**	(81,364)	(453,191)	(127,897)	(663,074)
Increase (decrease)	(240,353)	$(1,389,125)	1,033,688	$5,534,916
Class C Shares
Shares sold	3,057,291	$16,635,253	3,448,716	$18,033,254
Shares reacquired	(1,977,721)	(10,812,124)	(1,183,962)	(6,174,068)
Increase	1,079,570	$5,823,129	2,264,754	$11,859,186
Class P Shares
Shares sold	1,841	$10,320	2,320	$13,015
Shares reacquired	(2,497)	(14,486)	-	-
Increase (decrease)	(656)	$(4,166)	2,320	$13,015
Class Y Shares
Shares sold	4,494,646	$25,605,912	5,342,926	$29,061,050
Shares reacquired	(798,727)	(4,828,089)	(279,727)	(1,526,838)
Increase	3,695,919	$20,777,823	5,063,199	$27,534,212

* Amounts for the year ended July 31, 2006 have been reclassified to conform with current presentation.

** Automatic conversion of Class B shares occurs approximately eight years after the initial purchase date.

12. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund will adopt FIN 48 no later than January 31, 2008 and the impact to the Fund's financial statements, if any, is currently being assessed.

Notes to Financial Statements (concluded)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

13.  SUBSEQUENT EVENTS

Effective August 10, 2007, the Fund created three new share classes: Class F, Class R2 and Class R3.

As of October 1, 2007, the Fund's Class P shares will be closed to substantially all new retirement and benefit plans and fee-based programs, with certain exceptions as set forth in the Fund's Prospectus.

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders,
Lord Abbett Large-Cap Growth Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Lord Abbett Large-Cap Growth Fund (the "Fund") as of July 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2007 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lord Abbett Large-Cap Growth Fund as of July 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
New York, New York
September 24, 2007

Basic Information About Management

The Board of Trustees (the "Board") is responsible for the management of the business and affairs of the Trust in accordance with the laws of the State of Delaware. The Board appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. The Board also approves an investment adviser to the Trust continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser. Generally, each Trustee holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Trust's organizational documents.

Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, is the Trust's investment adviser.

Interested Trustees

The following Trustees are Partners of Lord Abbett and are "interested persons" of the Fund as defined in the Act. Mr. Dow and Ms. Foster are officers, directors, or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 55 portfolios or series.

Name, Address and Year of Birth	Current Position Length of Service with Fund	Principal Occupation During Past Five Years	Other Directorships
Robert S. Dow Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1945)	Trustee and Chairman since 1996	Managing Partner and Chief Executive Officer of Lord Abbett since 1996.	N/A

Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Trustee since 2006	Partner and Director of Marketing and Client Service of Lord Abbett since 1990.	N/A

Independent Trustees

The following independent or outside Trustees ("Independent Trustees") are also directors or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 55 portfolios or series.

Name, Address and Year of Birth	Current Position Length of Service with Fund	Principal Occupation During Past Five Years	Other Directorships
E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Trustee since 1999	Managing General Partner, Bigelow Media, LLC (since 2000); Senior Adviser, Time Warner Inc. (1998 - 2000); Acting Chief Executive Officer of Courtroom Television Network (1997 - 1998); President and Chief Executive Officer of Time Warner Cable Programming, Inc. (1991 - 1997).	Currently serves as director of Crane Co. and Huttig Building Products Inc.

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position Length of Service with Fund	Principal Occupation During Past Five Years	Other Directorships
William H.T. Bush Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1938)	Trustee since 1999	Co-founder and Chairman of the Board of the financial advisory firm of Bush-O'Donnell & Company (since 1986).	Currently serves as director of WellPoint, Inc. (since 2002).

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Trustee since 1999	Managing Director of Monitor Clipper Partners (since 1997) and President of Clipper Asset Management Corp. (since 1991), both private equity investment funds.	Currently serves as director of Avondale, Inc. and Interstate Bakeries Corp.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Trustee since 2004	Owner and CEO of The Hill Company, a business consulting firm (since 1998); Founder, President and Owner of the Hiram-Hill and Hillsdale Development Company, a residential real estate development firm (1998 - 2000).	Currently serves as director of WellPoint, Inc. and Lend Lease Corporation Limited.

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2000	Advisor of One Equity Partners, a private equity firm (since 2004); Chief Executive Officer of Houlihan Lokey Howard & Zukin, an investment bank (2002 - 2003); Chairman of Warburg Dillon Read, an investment bank (1999 - 2001); Global Head of Corporate Finance of SBC Warburg Dillon Read (1997 - 1999); Chief Executive Officer of Dillon, Read & Co. (1994 - 1997).	Currently serves as director of Molson Coors Brewing Company.

Thomas J. Neff Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1937)	Trustee since 1999	Chairman of Spencer Stuart (U.S.), an executive search consulting firm (since 1996); President of Spencer Stuart (1979 - 1996).	Currently serves as director of Ace, Ltd. (since 1997) and Hewitt Associates, Inc.

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2006	CEO of Tullis-Dickerson and Co. Inc, a venture capital management firm (since 1990).	Currently serves as director of Crane Co. (since 1998) and Viacell Inc. (since 2002).

Basic Information About Management (continued)

Officers

None of the officers listed below have received compensation from the Fund. All the officers of the Fund may also be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302.

Name and Year of Birth	Current Position with Fund	Length of Service of Current Position	Principal Occupation During Past Five Years
Robert S. Dow (1945)	Chief Executive Officer and Chairman	Elected in 1999	Managing Partner and Chief Executive Officer of Lord Abbett (since 1996).

Daria L. Foster (1954)	President	Elected in 2006	Partner and Director of Marketing and Client Service of Lord Abbett (since 1990).

Bruce L. Bartlett (1950)	Executive Vice President	Elected in 2005	Partner, Investment Manager and Director of Growth Equity Investments; joined Lord Abbett in 2005; formerly Director of Growth Equities, Senior Vice President and Portfolio Manager at Oppenheimer Funds Inc.

James Bernaiche (1956)	Chief Compliance Officer	Elected in 2004	Chief Compliance Officer, joined Lord Abbett in 2001.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Operations Officer, joined Lord Abbett in 1999.

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Deputy General Counsel, joined Lord Abbett in 2004; Managing Director and Associate General Counsel at New York Life Investment Management LLC (2002 - 2003); attorney at Dechert LLP (2000 - 2002).

Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1999	Partner and General Counsel, joined Lord Abbett in 1997.

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1999	Partner and Manager of Equity Trading, joined Lord Abbett in 1983.

Christina T. Simmons (1957)	Vice President and Assistant Secretary	Elected in 2000	Assistant General Counsel, joined Lord Abbett in 1999.

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with Fund	Length of Service of Current Position	Principal Occupation During Past Five Years
Roselia St. Louis (1967)	Vice President	Elected in 2000	Investment Manager, joined Lord Abbett in 2000.

Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007	Senior Deputy General Counsel, joined Lord Abbett in 2007; formerly, Executive Vice President and General Counsel at Cohen & Steers Capital Management, Inc.

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Director of Fund Administration, joined Lord Abbett in 2003; formerly Vice President, Lazard Asset Management LLC.

Please call 888-522-2388 for a copy of the Statement of Additional Information (SAI), which contains further information about the Trust's Trustees. It is available free upon request.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Record

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

LALCG-2-0707

(09/07)

Lord Abbett Large-Cap Growth Fund

This report, when not used for the general information of shareholders of the fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by

LORD ABBETT DISTRIBUTOR LLC.

Item 2:	Code of Ethics.

(a)

In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”). The Code of Ethics was in effect during the fiscal year ended July 31, 2007 (the “Period”).

(b)	Not applicable.

(c)	The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)	Not applicable.

(f)

See Item 12(a)(1) concerning the filing of the Code of Ethics. The Registrant will provide a copy of the Code of Ethics to any person without charge, upon request. To obtain a copy, please call Lord Abbett at 888-522-2388.

Item 3:	Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that each of the following independent trustees who are members of the audit committee are audit committee financial experts: E. Thayer Bigelow, Robert B. Calhoun, Franklin W. Hobbs and James L.L. Tullis. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:

Principal Accountant Fees and Services.

The aggregate fees billed to the Registrant for the fiscal years ended July 31, 2007 and 2006 by the Registrant’s independent registered public accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended July 31:
	2007	2006
Audit Fees (a)	$37,000	$36,000
Audit-Related Fees (b)	$—	$31
Total audit and audit-related fees	$37,000	$36,031

Tax Fees (c)	$6,830	$6,825
All Other Fees (d)	$—	$—

Total Fees	$43,830	$42,856

(a) Represents fees for audits of the Registrant’s annual financial statements.

(b) Represents the Registrant’s proportionate share of fees for performing certain agreed-upon procedures regarding compliance with the provisions of Rule 17a-7 of the Investment Company Act of 1940 and related Board approved procedures.

(c) Fees for the fiscal year ended July 31, 2007 and 2006 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies, IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

(d) There were no other fees in the years ended July 31, 2007 and 2006.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures.  Such policies and procedures generally provide that the Audit Committee must pre-approve:

• any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and

•

any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually.  The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended July 31, 2007 and 2006 were:

	Fiscal year ended July 31:
	2007	2006
All Other Fees (a)	$170,000	$5,500

(a) Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SAS 70 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett (i.e., Lord Abbett Distributor LLC, the Registrant’s principal underwriter) for the fiscal years ended July 31, 2007 and 2006 were:

	Fiscal year ended July 31:
	2007	2006
All Other Fees (b)	$—	$—

(b) The were no other fees in the years ended July 31, 2007 and 2006.

(h)  The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

Item 5:

Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Schedule of Investments.

Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:

Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Amendments to Code of Ethics – Not applicable.

(a)(2)

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

(a)(3)	Not applicable.

(b)

Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT LARGE-CAP GROWTH FUND

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: September 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

LORD ABBETT LARGE-CAP GROWTH FUND

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: September 24, 2007